EQUITY - Company’s Equity Instruments (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Authorized Shares
Common stock, shares authorized (in shares)		240,820,153		197,100,000
Preferred stock, shares authorized (in shares)		115,983,447		106,615,302
Total shares authorized (in shares)	1,800,000,000	356,803,600		303,715,302
Shares
Common stock, shares issued (in shares)		69,300,284	1,550,993	51,618,208
Common stock, shares outstanding (in shares)		69,300,284		51,618,208
Preferred stock, shares issued (in shares)	0	111,900,495		104,575,110
Preferred stock, shares outstanding (in shares)	0	111,900,495		104,575,110
Total shares issued (in shares)		181,200,779		156,193,318
Total shares outstanding (in shares)		181,200,779		156,193,318
Warrants
Warrants outstanding (in shares)		1,381,486
Options
Options (in shares)		32,030,416		19,807,404
Options
Options
Options (in shares)	35,231,447	32,030,416
RSUs
RSUs
RSUs (in shares)	11,524,380	44,973,456		39,098,606
Warrant
Warrants
Warrants outstanding (in shares)	456,909	1,381,486
Common Class A
Authorized Shares
Common stock, shares authorized (in shares)	1,000,000,000	0
Shares
Common stock, shares issued (in shares)	174,853,649	0
Common stock, shares outstanding (in shares)	174,853,649	0
Common Class A | Options
Options
Options (in shares)	27,470,601
Common Class A | RSUs
RSUs
RSUs (in shares)	6,189,477
Common Class A | Warrant
Warrants
Warrants outstanding (in shares)	456,909
Common Class B
Authorized Shares
Common stock, shares authorized (in shares)	200,000,000	0
Shares
Common stock, shares issued (in shares)	37,893,047	0
Common stock, shares outstanding (in shares)	37,893,047	0
Common Class B | Options
Options
Options (in shares)	7,760,846
Common Class B | RSUs
RSUs
RSUs (in shares)	5,334,903
Common Stock
Authorized Shares
Common stock, shares authorized (in shares)	0	240,820,153		197,100,000
Shares
Common stock, shares issued (in shares)	0	69,300,284
Common stock, shares outstanding (in shares)	0	69,300,284
Common Stock | Options
Options
Options (in shares)		32,030,416		19,807,404
Common Stock | RSUs
RSUs
RSUs (in shares)		44,973,456		39,098,606
Blockchain Common Stock
Authorized Shares
Common stock, shares authorized (in shares)	500,000,000	0
Shares
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Convertible Preferred Stock
Authorized Shares
Preferred stock, shares authorized (in shares)	100,000,000
Shares
Preferred stock, shares issued (in shares)	0	0	7,325,385
Preferred stock, shares outstanding (in shares)	0	0
Convertible Preferred Stock
Authorized Shares
Preferred stock, shares authorized (in shares)	0	115,983,447		106,615,302
Shares
Preferred stock, shares issued (in shares)	0	111,900,495
Preferred stock, shares outstanding (in shares)	0	111,900,495		104,575,110
Convertible Preferred Stock | Warrant
Warrants
Warrants outstanding (in shares)		1,381,486
Common Class A and Class B
Shares
Common stock, shares issued (in shares)	212,746,696
Common stock, shares outstanding (in shares)	212,746,696